RELATED PARTY TRANSACTIONS - Related Party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amount due from related parties
Due from Related Parties, Current, Total	$ 2,369	¥ 16,492	¥ 9,938
Amounts due from related parties - non-current			6,500
Chuanbang
Amount due from related parties
Due from Related Parties, Current, Total		9,938	9,938
Ms. Han Lijuan
Amount due from related parties
Due from Related Parties, Current, Total		6,512
Amounts due from related parties - non-current			¥ 6,500
Others
Amount due from related parties
Due from Related Parties, Current, Total		¥ 42